United States
Securities and Exchange Commission
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05069
EquiTrust Variable Insurance Series Fund
(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA 50266-5997
(Address of principal executive offices) (Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997
(Name and address of agent for service)

Registrant's telephone number, including area code: 515/225-5400

Date of fiscal year end: December 31, 2011

Date of reporting period: March 31, 2011

Item 1. Schedules of Investments

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
MARCH 31, 2011
(Unaudited)

	Shares Held	Value
COMMON STOCKS (94.84%)
BUSINESS SERVICES (5.43%)
Microsoft Corp.	91,883	$2,330,153
Oracle Corp.	57,149	1,907,062
		4,237,215
CHEMICALS AND ALLIED PRODUCTS (15.52%)
Abbott Laboratories	24,755	1,214,233
Amgen Inc. (1)	17,835	953,281
Bristol-Myers Squibb Co.	41,053	1,085,031
Colgate-Palmolive Co.	6,950	561,282
Dow Chemical Co. (The)	10,505	396,564
E. I. du Pont de Nemours and Co.	15,756	866,107
Eli Lilly and Co.	17,662	621,173
Johnson & Johnson	42,710	2,530,568
Merck & Co., Inc.	31,708	1,046,681
Pfizer Inc.	44,377	901,297
Procter & Gamble Co. (The)	31,442	1,936,827
		12,113,044
COMMUNICATIONS (4.22%)
AT&T Inc.	34,855	1,066,563
Comcast Corp.-Class A	33,054	817,095
Verizon Communications Inc.	36,562	1,409,099
		3,292,757
DEPOSITORY INSTITUTIONS (5.58%)
Bank of America Corp.	45,666	608,728
Citigroup Inc. (1)	48,341	213,667
JPMorgan Chase & Co.	46,325	2,135,582
Wells Fargo & Co.	44,074	1,397,146
		4,355,123
EATING AND DRINKING PLACES (4.34%)
McDonald's Corp.	44,467	3,383,494

ELECTRIC, GAS AND SANITARY SERVICES (2.31%)
Exelon Corp.	24,105	994,090
Southern Co. (The)	21,215	808,504
		1,802,594
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (5.26%)
General Electric Co.	84,256	1,689,333
Intel Corp.	57,041	1,150,517
Motorola Mobility Holdings, Inc. (1)	4,648	113,411
Motorola Solutions, Inc. (1)	5,312	237,393
Texas Instruments Inc.	26,461	914,492
		4,105,146

	Shares Held	Value
FOOD AND KINDRED PRODUCTS (4.95%)
Coca-Cola Co. (The)	31,034	$2,059,106
Kraft Foods Inc.	26,424	828,657
PepsiCo, Inc.	15,208	979,547
		3,867,310
GENERAL MERCHANDISE STORES (3.55%)
Target Corp.	11,900	595,119
Wal-Mart Stores, Inc.	41,773	2,174,285
		2,769,404
INDUSTRIAL MACHINERY AND EQUIPMENT (13.91%)
3M Co.	17,453	1,631,856
Applied Materials, Inc.	23,520	367,382
Caterpillar Inc.	21,144	2,354,384
Cisco Systems, Inc.	61,023	1,046,544
Dell Inc. (1)	30,585	443,788
EMC Corp. (1)	37,308	990,527
Hewlett-Packard Co.	40,454	1,657,400
International Business Machines Corp.	14,526	2,368,755
		10,860,636
LUMBER AND WOOD PRODUCTS (0.48%)
Weyerhaeuser Co.	15,320	376,872

MOTION PICTURES (2.75%)
Time Warner Inc.	16,497	588,943
Walt Disney Co. (The)	36,092	1,555,204
		2,144,147
NON-DEPOSITORY CREDIT INSTITUTIONS (3.17%)
American Express Co.	54,692	2,472,078

PETROLEUM AND COAL PRODUCTS (12.85%)
Chevron Corp.	38,610	4,147,872
Exxon Mobil Corp.	69,936	5,883,716
		10,031,588
PRIMARY METAL INDUSTRIES (0.68%)
Alcoa Inc.	30,278	534,407

SECURITY AND COMMODITY BROKERS (0.81%)
Ameriprise Financial, Inc.	10,349	632,117

TOBACCO PRODUCTS (2.78%)
Altria Group, Inc.	38,185	993,956
Philip Morris International Inc.	17,885	1,173,793
		2,167,749
TRANSPORTATION EQUIPMENT (6.25%)
Boeing Co. (The)	26,912	1,989,604
Honeywell International Inc.	20,054	1,197,424
United Technologies Corp.	20,007	1,693,593
		4,880,621
Total Common Stocks (Cost $56,122,542)		74,026,302

	Shares Held	Value
SHORT-TERM INVESTMENTS (5.02%)
MONEY MARKET MUTUAL FUND (3.74%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $2,917,063)	2,917,063	$2,917,063

	Principal Amount
UNITED STATES GOVERNMENT AGENCIES (1.28%)
Federal Home Loan Mortgage Corp., due 04/04/2011	$1,000,000	999,993
Total United States Government Agencies (Cost $999,993)		999,993
Total Short-Term Investments (Cost $3,917,056)		3,917,056
Total Investments (Cost $60,039,598) (99.86%)		77,943,358

OTHER ASSETS LESS LIABILITIES (0.14%)
Cash, receivables, prepaid expense and other assets, less liabilities		106,594
Total Net Assets (100.00%)		$78,049,952

(1)  Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$27,880,755
Unrealized Depreciation	(9,976,995)
Net Unrealized Appreciation (Depreciation)	17,903,760

Cost for federal income tax purposes	$60,039,598

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund's Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities on the measurement date

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of March 31, 2011:

Valuation Inputs	Investment in Securities
Level 1-Quoted Prices:
Common stocks	$74,026,302
Money market mutual fund	2,917,063
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	999,993
Level 3-Significant Unobservable Inputs:	—
Total	$77,943,358

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
MARCH 31, 2011
(Unaudited)

	Principal Amount	Value
CORPORATE BONDS (52.53%)
CHEMICALS AND ALLIED PRODUCTS (9.00% )
E. I. du Pont de Nemours and Co., 4.625%, due 01/15/20	$1,500,000	$1,557,000
Merck & Co., Inc., 5.00%, due 06/30/19	1,500,000	1,632,465
Pfizer Inc., 5.35%, due 03/15/15	1,800,000	2,011,266
		5,200,731
COMMUNICATIONS (1.78%)
DIRECTV Holdings LLC, 6.375%, due 06/15/15	1,000,000	1,030,290

DEPOSITORY INSTITUTIONS (7.49%)
Comerica Bank, 5.20%, due 08/22/17	1,000,000	1,062,730
Fifth Third Bancorp, 5.45%, due 01/15/17	1,000,000	1,045,560
Goldman Sachs Group, Inc. (The), 5.125%, due 01/15/15	900,000	962,856
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	1,500,000	1,257,956
Washington Mutual Bank, FA, 5.65%, due 08/15/14	750,000	750
		4,329,852
ELECTRIC, GAS AND SANITARY SERVICES (16.95%)
Entergy Louisiana LLC, 5.40%, due 11/01/24	1,975,000	2,077,068
Kinder Morgan Energy Partners, L.P., 5.30%, due 09/15/20	1,600,000	1,669,488
NorthWestern Corp., 6.34%, due 04/01/19	700,000	764,862
Oglethorpe Power Corp., 6.974%, due 06/30/11	71,000	71,760
PacifiCorp, 6.90%, due 11/15/11	750,000	777,660
Public Service of Colorado, 5.125%, due 06/01/19	1,500,000	1,614,915
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	1,500,000	1,767,405
Westar Energy, Inc., 5.15%, due 01/01/17	1,000,000	1,056,150
		9,799,308
FOOD AND KINDRED PRODUCTS (1.69%)
Archer Daniels Midland Co., 5.935%, due 10/01/32	900,000	974,637

FURNITURE AND FIXTURES (0.88%)
Steelcase Inc., 6.50%, due 08/15/11	500,000	508,925

HOLDING AND OTHER INVESTMENT OFFICES (4.46%)
CommonWealth REIT, 6.25%, due 06/15/17	1,700,000	1,830,373
Washington Real Estate Investment Trust, 5.25%, due 01/15/14	700,000	750,883
		2,581,256
INSURANCE CARRIERS (7.10%)
MetLife, Inc., 4.75%, due 02/08/21	1,700,000	1,703,230
Prudential Financial, Inc., 6.10%, due 06/15/17	1,500,000	1,653,795
SunAmerica Inc., 8.125%, due 04/28/23	700,000	750,407
		4,107,432
PETROLEUM & COAL PRODUCTS (2.47%)
ConocoPhillips Holding Co., 6.95%, due 04/15/29	1,200,000	1,430,508

TRANSPORTATION - BY AIR (0.71%)
Continental Airlines, Inc. Pass-Through Certificates 1991-1 Class A, 6.545%, due 08/02/20	227,177	240,405
FedEx Corp. Pass-Through Certificates, 7.50%, due 01/15/18	161,968	167,585
		407,990
Total Corporate Bonds (Cost $29,722,695)		30,370,929

	Principal Amount	Value
COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES (2.76%)
TIAA Seasoned Commercial Mortgage Trust 2007-C4 Class AJ, 5.98%, due 08/01/39	$1,500,000	$1,597,468
Total Commercial Mortgage Pass-Through Certificates (Cost $1,487,702)		1,597,468

MORTGAGE-BACKED SECURITIES (26.57%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (6.47%)
3023 Class TG, 5.50%, due 08/01/35	232,390	232,711
3051 Class MY, 5.50%, due 10/01/25	1,000,000	1,054,320
Pool # A53146, 5.50%, due 10/01/36	595,972	638,238
Pool # A69436, 6.00%, due 12/01/37	278,072	302,614
Pool # G02562, 6.00%, due 01/01/37	454,717	496,202
Pool # G02648, 5.50%, due 12/01/36	534,966	572,905
Pool # G03803, 5.50%, due 01/01/38	416,003	444,791
		3,741,781
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (6.44%)
Pool # 50276, 9.50%, due 02/01/20	440	523
Pool # 256103, 5.50%, due 02/01/26	338,790	365,226
Pool # 257306, 5.50%, due 08/01/38	1,451,587	1,553,953
Pool # 897144, 6.00%, due 09/01/36	309,480	338,102
Pool # 906224, 5.50%, due 01/01/37	850,708	912,470
Pool # 928570, 6.00%, due 08/01/37	508,869	554,499
		3,724,773
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (13.66%)
2003-1 Class PE, 5.50%, due 07/01/32	1,000,000	1,092,125
2003-116 Class JC, 5.00%, due 05/01/30	918,914	932,658
Pool # 1512, 7.50%, due 12/01/23	7,125	8,226
Pool # 2631, 7.00%, due 08/01/28	12,485	14,386
Pool # 2658, 6.50%, due 10/01/28	20,579	23,240
Pool # 2701, 6.50%, due 01/01/29	27,006	30,499
Pool # 2796, 7.00%, due 08/01/29	20,125	23,210
Pool # 3039, 6.50%, due 02/01/31	7,143	8,067
Pool # 3040, 7.00%, due 02/01/31	13,282	15,338
Pool # 3188, 6.50%, due 01/01/32	42,077	47,519
Pool # 3239, 6.50%, due 05/01/32	38,752	43,764
Pool # 3261, 6.50%, due 07/01/32	80,053	90,405
Pool # 3320, 5.50%, due 12/01/32	322,378	351,208
Pool # 3333, 5.50%, due 01/01/33	270,906	294,793
Pool # 3375, 5.50%, due 04/01/33	41,827	45,515
Pool # 3390, 5.50%, due 05/01/33	185,680	202,052
Pool # 3403, 5.50%, due 06/01/33	316,199	344,081
Pool # 3458, 5.00%, due 10/01/33	320,615	342,758
Pool # 3499, 5.00%, due 01/01/34	447,055	477,511
Pool # 3556, 5.50%, due 05/01/34	455,022	494,718
Pool # 3623, 5.00%, due 10/01/34	716,482	765,292
Pool # 22630, 6.50%, due 08/01/28	11,240	12,694
Pool # 276337, 10.00%, due 08/01/19	2,471	2,855
Pool # 643816, 6.00%, due 07/01/25	646,300	714,508
Pool # 704189, 5.50%, due 01/01/39	482,247	523,061
Pool # 782604, 5.50%, due 03/01/39	918,786	996,548
		7,897,031
Total Mortgage-Backed Securities (Cost $14,271,046)		15,363,585

	Principal Amount	Value
SHORT-TERM INVESTMENTS (17.59%)
COMMERCIAL PAPER (5.80%)
NON-DEPOSITORY CREDIT INSTITUTIONS (4.76%)
Citigroup CP, due 04/01/11	$750,000	$750,000
Citigroup CP, due 04/19/11	1,000,000	999,885
General Electric Co., 0.19%, due 04/07/11	1,000,000	1,000,000
		2,749,885
PETROLEUM AND COAL PRODUCTS (1.04%)
Chevron Corp., 0.13%, due 04/05/11	600,000	600,000
Total Commercial Paper (Cost $3,349,885)		3,349,885

UNITED STATES GOVERNMENT AGENCIES (7.78%)
Federal Home Loan Bank, due 04/13/11	1,000,000	999,970
Federal Home Loan Bank, due 04/20/11	750,000	749,964
Federal Home Loan Bank, due 05/20/11	1,000,000	999,891
Federal National Mortgage Assoc., due 04/27/11	1,750,000	1,749,874
Total United States Government Agencies (Cost $4,499,699)		4,499,699

	Shares Held
MONEY MARKET MUTUAL FUND (4.01%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $2,315,680)	2,315,680	2,315,680
Total Short-Term Investments (Cost $10,165,264)		10,165,264
Total Investments (Cost $55,646,707) (99.45%)		57,497,246

OTHER ASSETS LESS LIABILITIES (0.55%)
Cash, receivables, prepaid expense and other assets, less liabilities		320,701
Total Net Assets (100.00%)		$57,817,947

(1) Restricted securities:

PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 03/31/11, the carrying value of each unit was 83.864 representing $1,257,956 or 2.18% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$2,904,181
Unrealized Depreciation	(1,053,642)
Net Unrealized Appreciation (Depreciation)	1,850,539

Cost for federal income tax purposes	$55,646,707

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund's Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities on the measurement date

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of March 31, 2011:

Valuation Inputs	Investment in Securities
Level 1-Quoted Prices:
Money market mutual fund	$2,315,680
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	4,499,699
Corporate debt securities	33,720,814
Residential mortgage-backed securities	15,363,585
Commercial mortgage-backed securities	1,597,468
Level 3-Significant Unobservable Inputs:	—
Total	$57,497,246

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
MARCH 31, 2011
(Unaudited)

	Shares Held	Value
COMMON STOCKS (78.45%)
AUTOMOTIVE DEALERS AND GASOLINE SERVICE STATIONS (1.64%)
AutoZone, Inc. (1)	2,700	$738,612
O'Reilly Automotive, Inc. (1)	10,600	609,076
		1,347,688
BUSINESS SERVICES (3.89%)
Automatic Data Processing, Inc.	11,300	579,803
eBay Inc. (1)	8,900	276,256
Microsoft Corp.	59,400	1,506,384
Oracle Corp.	24,830	828,577
		3,191,020
CHEMICALS AND ALLIED PRODUCTS (10.46%)
Abbott Laboratories	17,500	858,375
Amgen Inc. (1)	3,900	208,455
Colgate-Palmolive Co.	4,330	349,691
Dow Chemical Co. (The)	13,965	527,179
E. I. du Pont de Nemours and Co.	22,875	1,257,439
Johnson & Johnson	26,912	1,594,536
Merck & Co., Inc.	9,054	298,873
Mylan Inc. (1)	19,050	431,864
Pfizer Inc.	67,084	1,362,476
Procter & Gamble Co. (The)	18,005	1,109,108
Teva Pharmaceutical Industries Ltd.	11,399	571,888
		8,569,884
COMMUNICATIONS (1.85%)
AT&T Inc.	12,600	385,560
Comcast Corp.-Class A	13,590	335,945
Verizon Communications Inc.	20,675	796,814
		1,518,319
DEPOSITORY INSTITUTIONS (3.39%)
Bank of America Corp.	17,202	229,303
Bank of New York Mellon Corp. (The)	12,108	361,666
JPMorgan Chase & Co.	10,400	479,440
New York Community Bancorp, Inc.	44,834	773,835
Northern Trust Corp.	10,625	539,219
U.S. Bancorp	12,895	340,815
Wells Fargo & Co.	1,658	52,559
		2,776,837
ELECTRIC, GAS AND SANITARY SERVICES (6.16%)
Atmos Energy Corp.	22,952	782,663
Integrys Energy Group, Inc.	14,304	722,495
Pepco Holdings, Inc.	17,790	331,784
Pinnacle West Capital Corp.	24,200	1,035,518
Tortoise Energy Capital Corp.	56,856	1,604,476
Waste Management, Inc.	15,400	575,036
		5,051,972

	Shares Held	Value
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (4.09%)
General Electric Co.	106,965	$2,144,648
Helen of Troy Ltd. (1)	12,334	362,620
Intel Corp.	42,000	847,140
		3,354,408
FABRICATED METAL PRODUCTS (0.67%)
Illinois Tool Works Inc.	10,155	545,527

FOOD AND KINDRED PRODUCTS (3.51%)
Campbell Soup Co.	10,400	344,344
Coca-Cola Co. (The)	10,380	688,713
Diageo plc	7,200	548,784
Kraft Foods Inc.	15,399	482,913
PepsiCo, Inc.	12,650	814,786
		2,879,540
GENERAL MERCHANDISE STORES (1.58%)
Target Corp.	4,760	238,048
Wal-Mart Stores, Inc.	20,290	1,056,094
		1,294,142
HOLDING AND OTHER INVESTMENT OFFICES (0.72%)
H&Q Life Sciences Investors	22,351	268,662
Redwood Trust, Inc.	20,900	324,995
		593,657
INDUSTRIAL MACHINERY AND EQUIPMENT (6.05%)
3M Co.	6,535	611,022
Apple Inc. (1)	4,400	1,533,180
Cisco Systems, Inc.	35,830	614,484
EMC Corp. (1)	36,800	977,040
Hewlett-Packard Co.	5,460	223,696
Ingersoll-Rand plc	20,634	996,829
		4,956,251
INSTRUMENTS AND RELATED PRODUCTS (0.99%)
Becton, Dickinson and Co.	6,235	496,431
Stryker Corp.	5,140	312,512
		808,943
INSURANCE AGENTS, BROKERS AND SERVICE (0.65%)
Arthur J. Gallagher & Co.	17,455	530,807

INSURANCE CARRIERS (5.98%)
Allstate Corp. (The)	7,140	226,909
CNO Financial Group, Inc. (1)	75,000	563,250
EMC Insurance Group Inc.	43,593	1,082,414
Hartford Financial Services Group, Inc. (The)	16,600	447,038
Kansas City Life Insurance Co.	10,881	347,974
Lincoln National Corp.	16,700	501,668
MetLife, Inc.	11,370	508,580
Old Republic International Corp.	31,100	394,659
Protective Life Corp.	31,400	833,670
		4,906,162

	Shares Held	Value
METAL MINING (4.83%)
Barrick Gold Corp.	57,916	$3,006,420
Newmont Mining Corp.	17,500	955,150
		3,961,570
MISCELLANEOUS RETAIL (1.79%)
Cash America International, Inc.	12,800	589,440
EZCORP, Inc. (1)	28,000	878,920
		1,468,360
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.61%)
United Parcel Service, Inc.-Class B	6,720	499,430

OIL AND GAS EXTRACTION (7.14%)
Anadarko Petroleum Corp.	13,700	1,122,304
Apache Corp.	3,400	445,128
Baker Hughes Inc.	8,700	638,841
Devon Energy Corp.	6,400	587,328
Occidental Petroleum Corp.	22,250	2,324,902
Rowan Companies, Inc. (1)	16,700	737,806
		5,856,309
PAPER AND ALLIED PRODUCTS (0.49%)
Kimberly-Clark Corp.	6,115	399,126

PETROLEUM AND COAL PRODUCTS (2.30%)
ConocoPhillips	17,170	1,371,196
Exxon Mobil Corp.	6,100	513,193
		1,884,389
PIPELINES (2.70%)
Kinder Morgan Management, LLC (1)	33,770	2,214,974

RETAIL-DRUG AND PROPRIETARY STORES (0.31%)
Walgreen Co.	6,360	255,290

SECURITY AND COMMODITY BROKERS (1.23%)
BGC Partners, Inc.-Class A	108,505	1,008,011

SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.89%)
Quest Diagnostics Inc.	12,600	727,272

TOBACCO PRODUCTS (0.79%)
Philip Morris International Inc.	9,835	645,471

TRANSPORTATION EQUIPMENT (3.16%)
Federal Signal Corp.	36,400	236,964
Genuine Parts Co.	13,600	729,504
Honeywell International Inc.	16,905	1,009,398
ITT Corp.	10,190	611,909
		2,587,775
WHOLESALE TRADE - NONDURABLE GOODS (0.58%)
Sysco Corp.	17,085	473,254
Total Common Stocks (Cost $49,854,997)		64,306,388

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES (19.37%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
2003-1 Class PE, 5.50%, due 07/01/32	$2,250,000	$2,457,281
2003-11 Class QC, 5.50%, due 02/01/33	2,500,000	2,682,860
2003-71 Class AK, 5.00%, due 09/01/29	244,736	245,924
2003-116 Class JC, 5.00%, due 05/01/30	1,433,505	1,454,946
2004-26 Class GC, 5.00%, due 06/01/31	1,125,583	1,178,100
2004-72 Class DE, 5.00%, due 07/01/32	500,000	531,080
2004-76 Class VG, 5.00%, due 09/01/23	365,263	367,295
2004-89 Class KC, 4.00%, due 10/01/34	173,869	178,597
2004-105 Class VE, 5.50%, due 05/01/24	2,000,000	2,190,326
2004-109 Class WE, 5.00%, due 05/01/33	780,000	838,468
2005-44 Class KC, 5.00%, due 04/01/31	689,201	707,331
2005-80 Class VC, 5.00%, due 05/01/29	1,000,000	1,078,315
2006-38 Class OG, 5.00%, due 06/01/36	1,448,667	1,557,264
Pool # 2796, 7.00%, due 08/01/29	30,188	34,815
Pool # 3040, 7.00%, due 02/01/31	16,602	19,172
Pool # 3188, 6.50%, due 01/01/32	42,077	47,519
Pool # 3239, 6.50%, due 05/01/32	64,902	73,295
Pool # 3333, 5.50%, due 01/01/33	118,521	128,972
Pool # 3403, 5.50%, due 06/01/33	99,677	108,466
Total Mortgage-Backed Securities (Cost $14,582,103)		15,880,026
	Shares Held
SHORT-TERM INVESTMENTS (1.83%)
MONEY MARKET MUTUAL FUND
JP Morgan U.S. Treasury Plus Money Market Fund	1,502,666	1,502,666
Total Short-Term Investments (Cost $1,502,666)		1,502,666
Total Investments (Cost $65,939,766) (99.65%)		81,689,080

OTHER ASSETS LESS LIABILITIES (0.35%)
Cash, receivables, prepaid expense and other assets, less liabilities		285,868
Total Net Assets (100.00%)		$81,974,948
(1) Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$19,782,427
Unrealized Depreciation	(4,012,333)
Net Unrealized Appreciation (Depreciation)	15,770,094

Cost for federal income tax purposes	$65,918,986

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund's Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities on the measurement date

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of March 31, 2011:

Valuation Inputs	Investment in Securities
Level 1-Quoted Prices:
Common stocks	$64,306,388
Money market mutual fund	1,502,666
Level 2-Other Significant Observable Inputs:
Residential mortgage-backed securities	15,880,026
Level 3-Significant Unobservable Inputs:	—
Total	$81,689,080

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
MARCH 31, 2011
(Unaudited)

	Annualized Yield on Purchase Date	Principal Amount	Value
SHORT-TERM INVESTMENTS (95.33%)
COMMERCIAL PAPER (12.47%)
NON-DEPOSITORY CREDIT INSTITUTIONS (8.83%)
Citigroup CP, due 04/01/11	0.270%	$500,000	$500,000
General Electric Co., due 04/15/11	0.170	350,000	350,000
			850,000

PETROLEUM AND COAL PRODUCTS (3.64%)
Chevron Corp., due 04/05/11	0.130	350,000	350,000
Total Commercial Paper (Cost $1,200,000)			1,200,000

UNITED STATES GOVERNMENT AGENCIES (74.55%)
Federal Home Loan Bank, due 04/13/11	0.112	225,000	224,992
Federal Home Loan Bank, due 04/15/11	0.152	300,000	299,982
Federal Home Loan Bank, due 04/20/11	0.101	400,000	399,979
Federal Home Loan Bank, due 04/29/11	0.142	350,000	349,962
Federal Home Loan Bank, due 05/06/11	0.112	400,000	399,957
Federal Home Loan Bank, due 05/11/11	0.101	375,000	374,958
Federal Home Loan Bank, due 06/03/11	0.081	400,000	399,944
Federal Home Loan Bank, due 06/08/11	0.091	200,000	199,966
Federal Home Loan Mortgage Corp., due 04/04/11	0.091	400,000	399,997
Federal Home Loan Mortgage Corp., due 04/25/11	0.101	250,000	249,983
Federal Home Loan Mortgage Corp., due 05/09/11	0.142	400,000	399,941
Federal Home Loan Mortgage Corp., due 05/11/11	0.112	400,000	399,951
Federal Home Loan Mortgage Corp., due 05/18/11	0.122	400,000	399,937
Federal Home Loan Mortgage Corp., due 05/31/11	0.101	350,000	349,942
Federal National Mortgage Assoc., due 04/06/11	0.132	250,000	249,995
Federal National Mortgage Assoc., due 04/27/11	0.128	300,000	299,973
Federal National Mortgage Assoc., due 05/02/11	0.101	400,000	399,966
Federal National Mortgage Assoc., due 05/04/11	0.132	475,000	474,943
Federal National Mortgage Assoc., due 05/16/11	0.112	250,000	249,966
Federal National Mortgage Assoc., due 05/23/11	0.101	250,000	249,964
Federal National Mortgage Assoc., due 06/02/11	0.101	400,000	399,931
Total United States Government Agencies (Cost $7,174,229)			7,174,229

UNITED STATES TREASURY OBLIGATIONS (8.31%)
U.S. Treasury Bills, due 04/21/11	0.112	400,000	399,976
U.S. Treasury Bills, due 05/05/11	0.041	400,000	399,985
Total United States Treasury Obligations (Cost $799,961)			799,961
Total Short Term Investments (Cost $9,174,190)			9,174,190

OTHER ASSETS LESS LIABILITIES (4.67%)
Cash, receivables, prepaid insurance and other assets, less liabilities			449,065
Total Net Assets (100.00%)			$9,623,255

VALUATION

The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities on the measurement date

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of March 31, 2011:

Valuation Inputs	Investment in Securities
Level 1-Quoted Prices:	$—
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	7,974,190
Corporate debt securities	1,200,000
Level 3-Significant Unobservable Inputs:	—
Total	$9,174,190

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
MARCH 31, 2011
(Unaudited)

	Shares Held	Value
COMMON STOCKS (96.44%)
AUTOMOTIVE DEALERS AND GASOLINE SERVICE STATIONS (2.35%)
AutoZone, Inc. (1)	2,700	$738,612
O'Reilly Automotive, Inc. (1)	10,600	609,076
		1,347,688
BUSINESS SERVICES (8.44%)
Adobe Systems Inc. (1)	11,700	387,972
Automatic Data Processing, Inc.	6,700	343,777
eBay Inc. (1)	13,135	407,710
ManTech International Corp.-Series A (1)	5,900	250,160
Microsoft Corp.	55,255	1,401,267
Oracle Corp.	46,070	1,537,356
Symantec Corp. (1)	28,002	519,157
		4,847,399
CHEMICALS AND ALLIED PRODUCTS (11.70%)
Abbott Laboratories	7,600	372,780
Amgen Inc. (1)	7,625	407,556
Colgate-Palmolive Co.	2,605	210,380
Dow Chemical Co. (The)	5,330	201,208
E. I. du Pont de Nemours and Co.	16,005	879,795
Johnson & Johnson	16,700	989,475
Merck & Co., Inc.	8,638	285,140
Mylan Inc. (1)	10,050	227,833
Myriad Genetics, Inc. (1)	17,000	342,550
Pfizer Inc.	44,486	903,511
Procter & Gamble Co. (The)	19,425	1,196,580
Teva Pharmaceutical Industries Ltd.	9,691	486,197
United Therapeutics Corp. (1)	3,200	214,464
		6,717,469
COMMUNICATIONS (3.13%)
AT&T Inc.	17,660	540,396
Comcast Corp.-Class A	14,065	347,687
DIRECTV-Class A (1)	7,000	327,600
Verizon Communications Inc.	15,065	580,605
		1,796,288
DEPOSITORY INSTITUTIONS (3.11%)
Bank of America Corp.	16,089	214,466
Bank of New York Mellon Corp. (The)	7,150	213,570
JPMorgan Chase & Co.	6,600	304,260
New York Community Bancorp, Inc.	23,156	399,673
Northern Trust Corp.	6,900	350,175
U.S. Bancorp	9,135	241,438
Wells Fargo & Co.	1,981	62,798
		1,786,380
EATING AND DRINKING PLACES (0.29%)
McDonald's Corp.	2,200	167,398

	Shares Held	Value
ELECTRIC, GAS AND SANITARY SERVICES (3.94%)
Atmos Energy Corp.	11,267	$384,205
CMS Energy Corp.	28,300	555,812
Integrys Energy Group, Inc.	9,886	499,342
Pepco Holdings, Inc.	12,335	230,048
Pinnacle West Capital Corp.	9,200	393,668
Waste Management, Inc.	5,300	197,902
		2,260,977
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (3.90%)
BigBand Networks, Inc. (1)	23,386	59,634
General Electric Co.	66,480	1,332,924
Helen of Troy Ltd. (1)	8,966	263,600
Intel Corp.	17,500	352,975
QUALCOMM Inc.	4,200	230,286
		2,239,419
FABRICATED METAL PRODUCTS (1.18%)
Illinois Tool Works Inc.	12,580	675,798

FOOD AND KINDRED PRODUCTS (3.48%)
Campbell Soup Co.	6,900	228,459
Coca-Cola Co. (The)	6,870	455,824
Coca-Cola FEMSA, S.A.B. de C.V.	3,700	284,863
H.J. Heinz Co.	6,100	297,802
Kraft Foods Inc.	12,708	398,523
PepsiCo, Inc.	5,180	333,644
		1,999,115
GENERAL MERCHANDISE STORES (2.07%)
Target Corp.	8,415	420,834
Wal-Mart Stores, Inc.	14,735	766,957
		1,187,791
HOLDING AND OTHER INVESTMENT OFFICES (3.07%)
Adams Express Co. (The)	71,552	812,831
H&Q Life Sciences Investors	40,386	485,441
ProShares UltraShort 20+Year Treasury (1)	6,900	258,336
Redwood Trust, Inc.	13,200	205,260
		1,761,868
INDUSTRIAL MACHINERY AND EQUIPMENT (8.12%)
3M Co.	5,890	550,715
Apple Inc. (1)	4,160	1,449,552
Cisco Systems, Inc.	46,570	798,675
EMC Corp. (1)	62,025	1,646,764
Hewlett-Packard Co.	5,270	215,912
		4,661,618
INSTRUMENTS AND RELATED PRODUCTS (3.88%)
Agilent Technologies, Inc. (1)	7,000	313,460
Becton, Dickinson and Co.	5,326	424,056
Bio-Rad Laboratories, Inc.-Class A (1)	3,300	396,462
Danaher Corp.	4,800	249,120
Mettler-Toledo International Inc. (1)	3,375	580,500
Stryker Corp.	4,380	266,304
		2,229,902
INSURANCE AGENTS, BROKERS AND SERVICE (0.65%)
Arthur J. Gallagher & Co.	12,365	376,020

	Shares Held	Value
INSURANCE CARRIERS (6.16%)
Allstate Corp. (The)	4,910	$156,040
American Equity Investment Life Holding Co.	29,300	384,416
CIGNA Corp.	10,400	460,512
CNO Financial Group, Inc. (1)	50,000	375,500
EMC Insurance Group Inc.	13,610	337,936
Hartford Financial Services Group, Inc. (The)	11,100	298,923
Kansas City Life Insurance Co.	7,302	233,518
Lincoln National Corp.	11,300	339,452
MetLife, Inc.	8,705	389,375
Protective Life Corp.	21,200	562,860
		3,538,532
METAL MINING (3.62%)
Agnico-Eagle Mines Ltd.	2,000	132,700
Barrick Gold Corp.	24,946	1,294,947
Newmont Mining Corp.	12,000	654,960
		2,082,607
MISCELLANEOUS RETAIL (3.02%)
Cash America International, Inc.	12,800	589,440
EZCORP, Inc. (1)	28,000	878,920
GameStop Corp.-Class A (1)	11,700	263,484
		1,731,844
MOTION PICTURES (0.61%)
Time Warner Inc.	9,796	349,717

MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.73%)
United Parcel Service, Inc.-Class B	5,675	421,766

OIL AND GAS EXTRACTION (8.20%)
Anadarko Petroleum Corp.	10,200	835,584
Apache Corp.	2,600	340,392
Baker Hughes Inc.	6,200	455,266
Devon Energy Corp.	4,600	422,142
Helmerich & Payne, Inc.	14,600	1,002,874
Noble Corp.	4,300	196,166
Occidental Petroleum Corp.	6,800	710,532
Rowan Companies, Inc. (1)	8,800	388,784
Transocean Ltd. (1)	4,600	358,570
		4,710,310
PAPER AND ALLIED PRODUCTS (0.46%)
Kimberly-Clark Corp.	4,020	262,385

PETROLEUM AND COAL PRODUCTS (4.01%)
Chevron Corp.	10,300	1,106,529
ConocoPhillips	10,257	819,124
Exxon Mobil Corp.	4,500	378,585
		2,304,238
RAILROAD TRANSPORTATION (0.54%)
Union Pacific Corp.	3,140	308,756

RETAIL-DRUG AND PROPRIETARY STORES (0.37%)
Walgreen Co.	5,245	210,534

	Shares Held	Value
RETAIL-FURNISHINGS AND HOME FURNITURE STORES (0.59%)
Bed Bath & Beyond Inc. (1)	7,010	$338,373

SECURITY AND COMMODITY BROKERS (2.35%)
BGC Partners, Inc.-Class A	68,775	638,920
Investment Technology Group, Inc. (1)	9,600	174,624
SEI Investments Co.	22,450	536,106
		1,349,650
SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.72%)
Quest Diagnostics Inc.	7,200	415,584

TOBACCO PRODUCTS (1.01%)
Philip Morris International Inc.	8,810	578,200

TRANSPORTATION EQUIPMENT (4.05%)
Federal Signal Corp.	13,300	86,583
Genuine Parts Co.	6,200	332,568
Honeywell International Inc.	18,835	1,124,638
ITT Corp.	13,020	781,851
		2,325,640
WHOLESALE TRADE - NONDURABLE GOODS (0.69%)
Sysco Corp.	14,390	398,603
Total Common Stocks (Cost $45,006,585)		55,381,869

SHORT-TERM INVESTMENTS (3.20%)
MONEY MARKET MUTUAL FUND
JPMorgan U.S. Treasury Plus Money Market Fund	1,839,261	1,839,261
Total Short-Term Investments (Cost $1,839,261)		1,839,261
Total Investments (Cost $46,845,846) (99.64%)		57,221,130

OTHER ASSETS LESS LIABILITIES (0.36%)
Cash, receivables, prepaid expense and other assets, less liabilities		204,754
Total Net Assets (100.00%)		$57,425,884

(1) Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$14,209,043
Unrealized Depreciation	(3,875,111)
Net Unrealized Appreciation (Depreciation)	10,333,932

Cost for federal income tax purposes	$46,887,198

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund's Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities on the measurement date

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of March 31, 2011:

Valuation Inputs	Investment in Securities
Level 1-Quoted Prices:
Common stocks	$55,381,869
Money market mutual fund	1,839,261
Level 2-Other Significant Observable Inputs:	—
Level 3-Significant Unobservable Inputs:	—
Total	$57,221,130

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO
MARCH 31, 2011
(Unaudited)

	Shares Held	Value
PREFERRED STOCKS (1.99%)
DEPOSITORY INSTITUTIONS
Sovereign Capital Trust V, 7.75% (Cost $800,000)	32,000	$812,800

	Principal Amount
CORPORATE BONDS (78.37%)
APPAREL AND ACCESSORY STORES (3.47%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$1,400,000	1,421,000

CHEMICALS AND ALLIED PRODUCTS (4.24%)
Lubrizol Corp. (The), 8.875%, due 02/01/19	750,000	968,332
NOVA Chemicals Corp., 7.875%, due 09/15/25	800,000	765,520
		1,733,852
COMMUNICATIONS (2.42%)
Time Warner Inc., 8.375%, due 03/15/23	800,000	989,616

DEPOSITORY INSTITUTIONS (3.07%)
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	1,500,000	1,257,955

ELECTRIC, GAS AND SANITARY SERVICES (14.23%)
Avista Corp., 5.95%, due 06/01/18	1,400,000	1,525,356
Bruce Mansfield Unit 1, 6.85%, due 06/01/34	1,471,659	1,540,975
Entergy Gulf States Inc., 6.18%, due 03/01/35	1,700,000	1,688,355
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	800,000	942,616
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	124,542	125,292
		5,822,594
FABRICATED METAL PRODUCTS (3.56%)
Valmont Industries, Inc., 6.625%, due 4/20/20	1,400,000	1,456,000

FOOD STORES (3.33%)
Safeway Inc., 7.45%, due 09/15/27	1,200,000	1,361,603

FURNITURE AND FIXTURES (3.23%)
Steelcase Inc., 6.50%, due 08/15/11	1,300,000	1,323,205

HOLDING AND OTHER INVESTMENT OFFICES (15.88%)
CommonWealth REIT, 6.25%, due 08/15/16	1,075,000	1,158,656
First Industrial, L.P., 7.60%, due 07/15/28	700,000	690,802
First Industrial, L.P., 7.75%, due 04/15/32	500,000	467,895
Hospitality Properties Trust, 6.75%, due 02/15/13	1,300,000	1,367,561
iStar Financial Inc.-Series B, 5.70%, due 03/01/14	1,171,000	1,104,639
Realty Income Corp., 6.75%, due 08/15/19	1,500,000	1,707,990
		6,497,543
INSURANCE CARRIERS (1.58%)
PXRE Capital Trust, 8.85%, due 02/01/27	670,000	646,550

METAL MINING (2.70%)
Freeport McMoRan and Copper Gold Inc., 8.375%, due 04/01/17	1,000,000	1,104,120

	Principal Amount	Value
OIL AND GAS EXTRACTION (4.68%)
Nabors Industries, Inc., 9.25%, due 01/15/19	$700,000	$886,585
Sabine Pass LNG, L.P., 7.50%, due 11/30/16	1,000,000	1,030,910
		1,917,495
PAPER AND ALLIED PRODUCTS (2.95%)
International Paper Co., 7.95%, due 06/15/18	1,000,000	1,207,200

PIPELINES (4.51%)
NuStar Logistics, L.P., 7.65%, due 04/15/18	1,600,000	1,846,464

STONE, CLAY, GLASS AND CONCRETE PRODUCTS (1.74%)
Owens Corning, 9.00%, due 06/15/19	600,000	712,026

TRANSPORTATION - BY AIR (1.79%)
Continental Airlines, Inc. Pass-Through Certificates 1997-1 Class 1A, 7.461%, due 10/01/16	719,907	734,543

WATER TRANSPORTATION (4.99%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	1,100,000	1,168,816
Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21 (1)	956,943	875,344
		2,044,160
Total Corporate Bonds (Cost $30,362,068)		32,075,926

MORTGAGE-BACKED SECURITIES (9.13%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (6.06%)
3023 Class TG, 5.50%, due 08/01/35	174,292	174,533
3051 Class MY, 5.50%, due 10/01/25	1,000,000	1,054,320
Pool # A53146, 5.50%, due 10/01/36	208,590	223,383
Pool # A69436, 6.00%, due 12/01/37	417,108	453,921
Pool # G02648, 5.50%, due 12/01/36	534,966	572,905
		2,479,062
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (3.07%)
Pool # 256103, 5.50%, due 02/01/26	338,790	365,226
Pool # 897144, 6.00%, due 09/01/36	309,480	338,102
Pool # 928570, 6.00%, due 08/01/37	508,869	554,499
		1,257,827
Total Mortgage-Backed Securities (Cost $3,466,129)		3,736,889

SHORT-TERM INVESTMENTS (9.63%)
COMMERCIAL PAPER (2.44%)
NON-DEPOSITORY CREDIT INSTITUTIONS (1.22%)
General Electric Co., 0.17%, due 04/15/11	500,000	500,000
PETROLEUM AND COAL PRODUCTS (1.22%)
Chevron Corp. CP, 0.13%, due 04/05/11	500,000	500,000
Total Commercial Paper (Cost $1,000,000)		1,000,000

UNITED STATES GOVERNMENT AGENCIES (4.89%)
Federal Home Loan Mortgage Corp., due 04/04/11	1,000,000	999,992
Federal National Mortgage Assoc., due 04/27/11	1,000,000	999,928
Total United States Government Agencies (Cost $1,999,920)		1,999,920

	Shares Held	Value
MONEY MARKET MUTUAL FUND (2.30%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $942,826)	942,826	$942,826
Total Short-Term Investments (Cost $3,942,746)		3,942,746
Total Investments (Cost $38,570,943) (99.12%)		40,568,361

OTHER ASSETS LESS LIABILITIES (0.88%)
Cash, receivables, prepaid expense and other assets, less liabilities		360,113
Total Net Assets (100.00%)		$40,928,474

(1) Restricted securities:

PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 03/31/11 the carrying value of each unit was 83.864, representing $1,257,955 or 3.07% of total net assets.

Windsor Petroleum Transportation was purchased at 80.500 on 08/26/99. As of 03/31/11, the carrying value of each unit was 91.473, representing $875,344 or 2.14% of total net assets.

As of 03/31/11, the carrying value of all restricted securities was $2,133,299 or 5.21% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$2,511,293
Unrealized Depreciation	(513,875)
Net Unrealized Appreciation (Depreciation)	1,997,418

Cost for federal income tax purposes	$38,570,943

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund's Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities on the measurement date

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of March 31, 2011:

Valuation Inputs	Investment in Securities
Level 1-Quoted Prices:
Preferred stock	$812,800
Money market mutual fund	942,826
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	1,999,920
Corporate debt securities	33,075,926
Residential mortgage-backed securities	3,736,889
Level 3-Significant Unobservable Inputs:	—
Total	$40,568,361

Item 2. Controls and Procedures

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There has been no change to the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EquiTrust Variable Insurance Series Fund

By:	/s/ Kristi Rojohn
Kristi Rojohn
Chief Executive Officer and Secretary

Date: 5/25/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Rojohn
Kristi Rojohn
Chief Executive Officer and Secretary

Date: 5/25/2011

By:	/s/ James P. Brannen
James P. Brannen
Chief Financial Officer

Date: 5/26/2011